Consolidated Balance Sheet - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 2,530	£ 1,573
Intangible assets	24,564	31,648
Total non-current assets	27,094	33,221
Current assets
Prepayments	2,799	1,619
R&D tax credits		2,818
Other taxes receivable	809	804
Other receivables	1,419	1,016
Cash and short-term deposits	94,296	23,469
Total current assets	99,323	29,726
Total assets	126,417	62,947
Non-current liabilities
Provisions	1,320	1,216
Convertible loan notes	14,384	16,142
Warrant liability	8,336	50,775
Lease liability	1,754	1,158
Other liabilities	80	62
Total non-current liabilities	25,874	69,353
Current liabilities
Trade and other payables	2,499	3,333
Accruals	3,826	4,178
Current tax liabilities	1,522	0
Provisions	2,803	418
Lease liability	622	636
Other liabilities	1,269	0
Total current liabilities	12,541	8,565
Total liabilities	38,415	77,918
Net assets/(liabilities)	88,002	(14,971)
Equity
Issued capital	1,755	1,017
Share premium	247,460	161,785
Other capital reserves	129,835	128,374
Employee Benefit Trust shares	(1,140)	(1,305)
Other reserves	7,401	5,001
Accumulated losses	(296,968)	(309,693)
Translation reserve	(341)	(150)
Total equity	£ 88,002	£ (14,971)